Decommissioning Liability (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Provisions for Changes in Decommissioning Liability [Roll Forward]
Decommissioning liability, beginning of year	$ 1,140,000,000
Decommissioning liability, end of year	1,020,000,000.00	$ 1,140,000,000
Expected to be incurred within one year			$ (57,400,000)	$ (35,000,000.0)
Expected to be incurred beyond one year				1,109,000,000.0
Decommissioning liability, undiscounted cash flows			$ 976,500,000	$ 1,090,000,000.00
Discount rate applied to cash flow projections			1.21%	1.75%
Inflation rate used to extrapolate cash flow projections			1.49%	2.00%
Provision for decommissioning, restoration and rehabilitation costs	1,140,000,000	1,140,000,000	$ 1,020,000,000.00	$ 1,140,000,000
Decommissioning liability			57,400,000	35,000,000.0
Expected to be incurred beyond one year				1,109,000,000.0
Decommissioning liability
Provisions for Changes in Decommissioning Liability [Roll Forward]
Decommissioning liability, beginning of year	1,144,000,000.0	1,230,700,000
Liabilities incurred	17,200,000	30,700,000
Liabilities acquired through capital acquisitions	100,000	700,000
Liabilities disposed through capital dispositions	(31,100,000)	(223,600,000)
Liabilities settled (1)	(19,800,000)	(28,700,000)
Revaluation of acquired decommissioning liabilities (2)	300,000	900,000
Change in estimated future costs	(105,800,000)	6,200,000
Change in discount and inflation rate estimates	4,600,000	115,300,000
Accretion expense	13,600,000	23,500,000
Reclassified as liabilities associated with assets held for sale	0	(7,900,000)
Foreign exchange	(400,000)	(3,800,000)
Decommissioning liability, end of year	1,022,700,000	1,144,000,000.0
Expected to be incurred within one year			(57,400,000)	(35,000,000.0)
Expected to be incurred beyond one year			965,300,000	1,109,000,000.0
Proceeds from government subsidy programs	5,100,000	0
Provision for decommissioning, restoration and rehabilitation costs	1,022,700,000	1,230,700,000	1,022,700,000	1,144,000,000.0
Liabilities incurred	17,200,000	30,700,000
Liabilities acquired through capital acquisitions	100,000	700,000
Decrease through loss of control of subsidiary, other provisions	31,100,000	223,600,000
Provision used, other provisions	19,800,000	28,700,000
Revaluation of acquired decommissioning liabilities (2)	300,000	900,000
Unused provision reversed, other provisions	105,800,000	(6,200,000)
Change in discount and inflation rate estimates	4,600,000	115,300,000
Accretion expense	13,600,000	23,500,000
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	0	7,900,000
Foreign exchange	$ (400,000)	$ (3,800,000)
Decommissioning liability			57,400,000	35,000,000.0
Expected to be incurred beyond one year			$ 965,300,000	$ 1,109,000,000.0